SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Retail and Other
Acquisition Accounting Cost
Encumbrances	17,335,706
Land	4,793,855
Buildings and Improvements	20,445,462
Costs Capitalized Subsequent to Acquisition
Land	(162,335)
Buildings and Improvements	(519,644)
Gross Amounts at Which Carried at Close of Period
Land	4,631,520
Buildings and Improvements	19,925,818
Total	24,557,338
Accumulated Depreciation	973,027
Ala Moana Center
Acquisition Accounting Cost
Encumbrances	1,322,146
Land	571,836
Buildings and Improvements	1,738,740
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,892
Gross Amounts at Which Carried at Close of Period
Land	571,836
Buildings and Improvements	1,740,632
Total	2,312,468
Accumulated Depreciation	67,252
Ala Moana Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Ala Moana Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Ala Moana Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Anaheim Crossing
Acquisition Accounting Cost
Buildings and Improvements	4,464
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(4,464)
Anaheim Crossing | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Anaheim Crossing | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Anaheim Crossing | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Animas Valley Mall
Acquisition Accounting Cost
Encumbrances	43,451
Land	6,509
Buildings and Improvements	32,270
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	858
Gross Amounts at Which Carried at Close of Period
Land	6,509
Buildings and Improvements	33,128
Total	39,637
Accumulated Depreciation	2,745
Animas Valley Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Animas Valley Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Animas Valley Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Apache Mall
Acquisition Accounting Cost
Land	17,738
Buildings and Improvements	116,663
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	986
Gross Amounts at Which Carried at Close of Period
Land	17,738
Buildings and Improvements	117,649
Total	135,387
Accumulated Depreciation	5,701
Apache Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Apache Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Apache Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Arizona Center
Acquisition Accounting Cost
Land	4,095
Buildings and Improvements	168,099
Costs Capitalized Subsequent to Acquisition
Land	(4,095)
Buildings and Improvements	(168,099)
Arizona Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Arizona Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Arizona Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Augusta Mall
Acquisition Accounting Cost
Encumbrances	159,401
Land	25,450
Buildings and Improvements	137,376
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,394
Gross Amounts at Which Carried at Close of Period
Land	25,450
Buildings and Improvements	140,770
Total	166,220
Accumulated Depreciation	8,333
Augusta Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Augusta Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Augusta Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Austin Bluffs Plaza
Acquisition Accounting Cost
Encumbrances	1,983
Land	1,425
Buildings and Improvements	1,075
Gross Amounts at Which Carried at Close of Period
Land	1,425
Buildings and Improvements	1,075
Total	2,500
Accumulated Depreciation	40
Austin Bluffs Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Austin Bluffs Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Austin Bluffs Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Bailey Hills Village
Acquisition Accounting Cost
Land	422
Buildings and Improvements	347
Costs Capitalized Subsequent to Acquisition
Land	(422)
Buildings and Improvements	(347)
Bailey Hills Village | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Bailey Hills Village | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Bailey Hills Village | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Baskin Robbins
Acquisition Accounting Cost
Land	333
Buildings and Improvements	19
Gross Amounts at Which Carried at Close of Period
Land	333
Buildings and Improvements	19
Total	352
Accumulated Depreciation	5
Baskin Robbins | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Baskin Robbins | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Baskin Robbins | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Baybrook Mall
Acquisition Accounting Cost
Encumbrances	179,951
Land	76,527
Buildings and Improvements	288,241
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(2,215)
Gross Amounts at Which Carried at Close of Period
Land	76,527
Buildings and Improvements	286,026
Total	362,553
Accumulated Depreciation	12,367
Baybrook Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Baybrook Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Baybrook Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Bayshore Mall
Acquisition Accounting Cost
Encumbrances	30,436
Land	4,770
Buildings and Improvements	33,305
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(327)
Gross Amounts at Which Carried at Close of Period
Land	4,770
Buildings and Improvements	32,978
Total	37,748
Accumulated Depreciation	2,005
Bayshore Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Bayshore Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Bayshore Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Bayside Marketplace
Acquisition Accounting Cost
Encumbrances	83,953
Buildings and Improvements	198,396
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,105
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	199,501
Total	199,501
Accumulated Depreciation	13,491
Bayside Marketplace | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Bayside Marketplace | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Bayside Marketplace | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Beachwood Place
Acquisition Accounting Cost
Encumbrances	227,749
Land	59,156
Buildings and Improvements	196,205
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,256
Gross Amounts at Which Carried at Close of Period
Land	59,156
Buildings and Improvements	197,461
Total	256,617
Accumulated Depreciation	7,602
Beachwood Place | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Beachwood Place | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Beachwood Place | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Bellis Fair
Acquisition Accounting Cost
Encumbrances	93,882
Land	14,122
Buildings and Improvements	102,033
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	704
Gross Amounts at Which Carried at Close of Period
Land	14,122
Buildings and Improvements	102,737
Total	116,859
Accumulated Depreciation	4,956
Bellis Fair | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Bellis Fair | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Bellis Fair | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Birchwood Mall
Acquisition Accounting Cost
Encumbrances	46,924
Land	8,316
Buildings and Improvements	44,884
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	68
Gross Amounts at Which Carried at Close of Period
Land	8,316
Buildings and Improvements	44,952
Total	53,268
Accumulated Depreciation	2,577
Birchwood Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Birchwood Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Birchwood Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Boise Plaza
Acquisition Accounting Cost
Land	3,996
Buildings and Improvements	645
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(42)
Gross Amounts at Which Carried at Close of Period
Land	3,996
Buildings and Improvements	603
Total	4,599
Accumulated Depreciation	73
Boise Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Boise Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Boise Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Boise Towne Plaza
Acquisition Accounting Cost
Encumbrances	9,694
Land	6,457
Buildings and Improvements	3,195
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	10
Gross Amounts at Which Carried at Close of Period
Land	6,457
Buildings and Improvements	3,205
Total	9,662
Accumulated Depreciation	446
Boise Towne Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Boise Towne Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Boise Towne Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Boise Towne Square
Acquisition Accounting Cost
Encumbrances	139,650
Land	37,724
Buildings and Improvements	159,923
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	213
Gross Amounts at Which Carried at Close of Period
Land	37,724
Buildings and Improvements	160,136
Total	197,860
Accumulated Depreciation	7,055
Boise Towne Square | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Boise Towne Square | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Boise Towne Square | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Brass Mill Center
Acquisition Accounting Cost
Encumbrances	89,053
Land	21,959
Buildings and Improvements	79,574
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	504
Gross Amounts at Which Carried at Close of Period
Land	21,959
Buildings and Improvements	80,078
Total	102,037
Accumulated Depreciation	4,415
Brass Mill Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Brass Mill Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Brass Mill Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Brass Mill Commons
Acquisition Accounting Cost
Encumbrances	19,046
Land	9,538
Buildings and Improvements	19,533
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(133)
Gross Amounts at Which Carried at Close of Period
Land	9,538
Buildings and Improvements	19,400
Total	28,938
Accumulated Depreciation	1,100
Brass Mill Commons | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Brass Mill Commons | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Brass Mill Commons | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Burlington Town Center
Acquisition Accounting Cost
Encumbrances	24,066
Land	3,703
Buildings and Improvements	22,576
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(615)
Gross Amounts at Which Carried at Close of Period
Land	3,703
Buildings and Improvements	21,961
Total	25,664
Accumulated Depreciation	2,449
Burlington Town Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Burlington Town Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Burlington Town Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Cache Valley Mall
Acquisition Accounting Cost
Encumbrances	28,623
Land	2,890
Buildings and Improvements	19,402
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(48)
Gross Amounts at Which Carried at Close of Period
Land	2,890
Buildings and Improvements	19,354
Total	22,244
Accumulated Depreciation	1,115
Cache Valley Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Cache Valley Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Cache Valley Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Cache Valley Marketplace
Acquisition Accounting Cost
Land	1,072
Buildings and Improvements	7,440
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	13
Gross Amounts at Which Carried at Close of Period
Land	1,072
Buildings and Improvements	7,453
Total	8,525
Accumulated Depreciation	503
Cache Valley Marketplace | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Cache Valley Marketplace | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Cache Valley Marketplace | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Canyon Point Village Center
Acquisition Accounting Cost
Land	11,439
Buildings and Improvements	9,388
Costs Capitalized Subsequent to Acquisition
Land	(11,439)
Buildings and Improvements	(9,388)
Canyon Point Village Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Canyon Point Village Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Canyon Point Village Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Capital Mall
Acquisition Accounting Cost
Land	1,114
Buildings and Improvements	7,731
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(45)
Gross Amounts at Which Carried at Close of Period
Land	1,114
Buildings and Improvements	7,686
Total	8,800
Accumulated Depreciation	899
Capital Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Capital Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Capital Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Chula Vista Center
Acquisition Accounting Cost
Land	13,214
Buildings and Improvements	67,743
Costs Capitalized Subsequent to Acquisition
Land	1,149
Buildings and Improvements	10,134
Gross Amounts at Which Carried at Close of Period
Land	14,363
Buildings and Improvements	77,877
Total	92,240
Accumulated Depreciation	4,052
Chula Vista Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Chula Vista Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Chula Vista Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Coastland Center
Acquisition Accounting Cost
Encumbrances	120,694
Land	24,470
Buildings and Improvements	166,038
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	343
Gross Amounts at Which Carried at Close of Period
Land	24,470
Buildings and Improvements	166,381
Total	190,851
Accumulated Depreciation	7,605
Coastland Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Coastland Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Coastland Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Collin Creek
Acquisition Accounting Cost
Encumbrances	63,742
Land	14,747
Buildings and Improvements	48,094
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	426
Gross Amounts at Which Carried at Close of Period
Land	14,747
Buildings and Improvements	48,520
Total	63,267
Accumulated Depreciation	2,997
Collin Creek | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Collin Creek | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Collin Creek | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Colony Square Mall
Acquisition Accounting Cost
Encumbrances	28,212
Land	4,253
Buildings and Improvements	29,573
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	546
Gross Amounts at Which Carried at Close of Period
Land	4,253
Buildings and Improvements	30,119
Total	34,372
Accumulated Depreciation	2,150
Colony Square Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Colony Square Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Colony Square Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Columbia Mall
Acquisition Accounting Cost
Encumbrances	89,355
Land	7,943
Buildings and Improvements	107,969
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8
Gross Amounts at Which Carried at Close of Period
Land	7,943
Buildings and Improvements	107,977
Total	115,920
Accumulated Depreciation	6,343
Columbia Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Columbia Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Columbia Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Columbiana Centre
Acquisition Accounting Cost
Encumbrances	103,800
Land	22,178
Buildings and Improvements	125,061
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	17
Gross Amounts at Which Carried at Close of Period
Land	22,178
Buildings and Improvements	125,078
Total	147,256
Accumulated Depreciation	7,791
Columbiana Centre | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Columbiana Centre | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Columbiana Centre | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Coral Ridge Mall
Acquisition Accounting Cost
Encumbrances	91,278
Land	20,178
Buildings and Improvements	134,515
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	171
Gross Amounts at Which Carried at Close of Period
Land	20,178
Buildings and Improvements	134,686
Total	154,864
Accumulated Depreciation	6,657
Coral Ridge Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Coral Ridge Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Coral Ridge Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Coronado Center
Acquisition Accounting Cost
Encumbrances	153,690
Land	28,312
Buildings and Improvements	153,526
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,163
Gross Amounts at Which Carried at Close of Period
Land	28,312
Buildings and Improvements	154,689
Total	183,001
Accumulated Depreciation	8,322
Coronado Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Coronado Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Coronado Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Crossroads Center
Acquisition Accounting Cost
Encumbrances	78,493
Land	15,499
Buildings and Improvements	103,077
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,480
Gross Amounts at Which Carried at Close of Period
Land	15,499
Buildings and Improvements	104,557
Total	120,056
Accumulated Depreciation	5,855
Crossroads Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Crossroads Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Crossroads Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Cumberland Mall
Acquisition Accounting Cost
Encumbrances	105,594
Land	36,913
Buildings and Improvements	138,795
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,545
Gross Amounts at Which Carried at Close of Period
Land	36,913
Buildings and Improvements	140,340
Total	177,253
Accumulated Depreciation	7,703
Cumberland Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Cumberland Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Cumberland Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Deerbrook Mall
Acquisition Accounting Cost
Encumbrances	152,656
Land	36,761
Buildings and Improvements	133,448
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(295)
Gross Amounts at Which Carried at Close of Period
Land	36,761
Buildings and Improvements	133,153
Total	169,914
Accumulated Depreciation	6,485
Deerbrook Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Deerbrook Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Deerbrook Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Eastridge Mall, Casper, WY
Acquisition Accounting Cost
Encumbrances	34,310
Land	5,484
Buildings and Improvements	36,756
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	91
Gross Amounts at Which Carried at Close of Period
Land	5,484
Buildings and Improvements	36,847
Total	42,331
Accumulated Depreciation	2,299
Eastridge Mall, Casper, WY | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Eastridge Mall, Casper, WY | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Eastridge Mall, Casper, WY | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Eastridge Mall, San Jose, CA
Acquisition Accounting Cost
Encumbrances	153,167
Land	30,368
Buildings and Improvements	135,317
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	603
Gross Amounts at Which Carried at Close of Period
Land	30,368
Buildings and Improvements	135,920
Total	166,288
Accumulated Depreciation	6,147
Eastridge Mall, San Jose, CA | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Eastridge Mall, San Jose, CA | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Eastridge Mall, San Jose, CA | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Eden Prairie Center
Acquisition Accounting Cost
Encumbrances	73,308
Land	24,985
Buildings and Improvements	74,733
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	83
Gross Amounts at Which Carried at Close of Period
Land	24,985
Buildings and Improvements	74,816
Total	99,801
Accumulated Depreciation	5,902
Eden Prairie Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Eden Prairie Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Eden Prairie Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Fallbrook Center
Acquisition Accounting Cost
Encumbrances	81,771
Land	18,479
Buildings and Improvements	62,432
Costs Capitalized Subsequent to Acquisition
Land	1,543
Buildings and Improvements	4,364
Gross Amounts at Which Carried at Close of Period
Land	20,022
Buildings and Improvements	66,796
Total	86,818
Accumulated Depreciation	3,622
Fallbrook Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Fallbrook Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Fallbrook Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Faneuil Hall Marketplace
Acquisition Accounting Cost
Buildings and Improvements	91,817
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(91,817)
Faneuil Hall Marketplace | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Faneuil Hall Marketplace | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Faneuil Hall Marketplace | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Fashion Place
Acquisition Accounting Cost
Encumbrances	138,206
Land	24,068
Buildings and Improvements	232,456
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	22,215
Gross Amounts at Which Carried at Close of Period
Land	24,068
Buildings and Improvements	254,671
Total	278,739
Accumulated Depreciation	10,402
Fashion Place | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Fashion Place | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Fashion Place | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Fashion Show
Acquisition Accounting Cost
Encumbrances	629,870
Land	564,310
Buildings and Improvements	627,327
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	29,169
Gross Amounts at Which Carried at Close of Period
Land	564,310
Buildings and Improvements	656,496
Total	1,220,806
Accumulated Depreciation	33,441
Fashion Show | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Fashion Show | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Fashion Show | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Foothills Mall
Acquisition Accounting Cost
Encumbrances	38,682
Land	16,137
Buildings and Improvements	22,259
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,342
Gross Amounts at Which Carried at Close of Period
Land	16,137
Buildings and Improvements	23,601
Total	39,738
Accumulated Depreciation	2,293
Foothills Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Foothills Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Foothills Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Fort Union
Acquisition Accounting Cost
Encumbrances	2,386
Buildings and Improvements	2,104
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(375)
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	1,729
Total	1,729
Accumulated Depreciation	58
Fort Union | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Fort Union | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Fort Union | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Four Seasons Town Centre
Acquisition Accounting Cost
Encumbrances	93,570
Land	17,259
Buildings and Improvements	126,570
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	736
Gross Amounts at Which Carried at Close of Period
Land	17,259
Buildings and Improvements	127,306
Total	144,565
Accumulated Depreciation	5,908
Four Seasons Town Centre | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Four Seasons Town Centre | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Four Seasons Town Centre | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Fox River Mall
Acquisition Accounting Cost
Encumbrances	185,835
Land	42,259
Buildings and Improvements	217,932
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,029
Gross Amounts at Which Carried at Close of Period
Land	42,259
Buildings and Improvements	218,961
Total	261,220
Accumulated Depreciation	8,857
Fox River Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Fox River Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Fox River Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Fremont Plaza
Acquisition Accounting Cost
Buildings and Improvements	1,723
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(17)
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	1,706
Total	1,706
Accumulated Depreciation	202
Fremont Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Fremont Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Fremont Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Gateway Crossing Shopping Center
Acquisition Accounting Cost
Land	9,701
Buildings and Improvements	13,957
Costs Capitalized Subsequent to Acquisition
Land	(9,701)
Buildings and Improvements	(13,957)
Gateway Crossing Shopping Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Gateway Crossing Shopping Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Gateway Crossing Shopping Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Gateway Mall
Acquisition Accounting Cost
Land	7,097
Buildings and Improvements	36,573
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,574
Gross Amounts at Which Carried at Close of Period
Land	7,097
Buildings and Improvements	39,147
Total	46,244
Accumulated Depreciation	2,457
Gateway Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Gateway Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Gateway Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Glenbrook Square
Acquisition Accounting Cost
Encumbrances	158,095
Land	30,965
Buildings and Improvements	147,002
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(447)
Gross Amounts at Which Carried at Close of Period
Land	30,965
Buildings and Improvements	146,555
Total	177,520
Accumulated Depreciation	6,880
Glenbrook Square | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Glenbrook Square | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Glenbrook Square | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Governor's Square
Acquisition Accounting Cost
Encumbrances	75,465
Land	18,289
Buildings and Improvements	123,088
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	733
Gross Amounts at Which Carried at Close of Period
Land	18,289
Buildings and Improvements	123,821
Total	142,110
Accumulated Depreciation	8,209
Governor's Square | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Governor's Square | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Governor's Square | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Grand Teton Mall
Acquisition Accounting Cost
Encumbrances	50,733
Land	7,836
Buildings and Improvements	52,616
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	394
Gross Amounts at Which Carried at Close of Period
Land	7,836
Buildings and Improvements	53,010
Total	60,846
Accumulated Depreciation	2,817
Grand Teton Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Grand Teton Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Grand Teton Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Grand Teton Plaza
Acquisition Accounting Cost
Land	5,230
Buildings and Improvements	7,042
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	577
Gross Amounts at Which Carried at Close of Period
Land	5,230
Buildings and Improvements	7,619
Total	12,849
Accumulated Depreciation	441
Grand Teton Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Grand Teton Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Grand Teton Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Greenwood Mall
Acquisition Accounting Cost
Land	12,459
Buildings and Improvements	85,370
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,912
Gross Amounts at Which Carried at Close of Period
Land	12,459
Buildings and Improvements	87,282
Total	99,741
Accumulated Depreciation	4,494
Greenwood Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Greenwood Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Greenwood Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Harborplace
Acquisition Accounting Cost
Encumbrances	50,198
Buildings and Improvements	82,834
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	835
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	83,669
Total	83,669
Accumulated Depreciation	3,627
Harborplace | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Harborplace | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Harborplace | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Hulen Mall
Acquisition Accounting Cost
Encumbrances	103,599
Land	8,665
Buildings and Improvements	112,252
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	9,409
Gross Amounts at Which Carried at Close of Period
Land	8,665
Buildings and Improvements	121,661
Total	130,326
Accumulated Depreciation	5,579
Hulen Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Hulen Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Hulen Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Jordan Creek Town Center
Acquisition Accounting Cost
Encumbrances	173,545
Land	54,663
Buildings and Improvements	262,608
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,643
Gross Amounts at Which Carried at Close of Period
Land	54,663
Buildings and Improvements	264,251
Total	318,914
Accumulated Depreciation	11,394
Jordan Creek Town Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Jordan Creek Town Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Jordan Creek Town Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Knollwood Mall
Acquisition Accounting Cost
Encumbrances	36,132
Land	6,127
Buildings and Improvements	32,905
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	119
Gross Amounts at Which Carried at Close of Period
Land	6,127
Buildings and Improvements	33,024
Total	39,151
Accumulated Depreciation	1,987
Knollwood Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Knollwood Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Knollwood Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Lakeland Square
Acquisition Accounting Cost
Encumbrances	51,357
Land	10,938
Buildings and Improvements	56,867
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	614
Gross Amounts at Which Carried at Close of Period
Land	10,938
Buildings and Improvements	57,481
Total	68,419
Accumulated Depreciation	3,226
Lakeland Square | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Lakeland Square | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Lakeland Square | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Lakeside Mall
Acquisition Accounting Cost
Encumbrances	155,040
Land	36,993
Buildings and Improvements	130,460
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,275
Gross Amounts at Which Carried at Close of Period
Land	36,993
Buildings and Improvements	131,735
Total	168,728
Accumulated Depreciation	6,039
Lakeside Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Lakeside Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Lakeside Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Lansing Mall
Acquisition Accounting Cost
Encumbrances	22,129
Land	9,615
Buildings and Improvements	49,220
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	279
Gross Amounts at Which Carried at Close of Period
Land	9,615
Buildings and Improvements	49,499
Total	59,114
Accumulated Depreciation	2,980
Lansing Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Lansing Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Lansing Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Lincolnshire Commons
Acquisition Accounting Cost
Encumbrances	27,423
Land	8,806
Buildings and Improvements	26,848
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(10)
Gross Amounts at Which Carried at Close of Period
Land	8,806
Buildings and Improvements	26,838
Total	35,644
Accumulated Depreciation	1,327
Lincolnshire Commons | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Lincolnshire Commons | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Lincolnshire Commons | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Lynnhaven Mall
Acquisition Accounting Cost
Encumbrances	218,241
Land	54,628
Buildings and Improvements	219,013
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(1,478)
Gross Amounts at Which Carried at Close of Period
Land	54,628
Buildings and Improvements	217,535
Total	272,163
Accumulated Depreciation	10,117
Lynnhaven Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Lynnhaven Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Lynnhaven Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Mall At Sierra Vista
Acquisition Accounting Cost
Encumbrances	23,335
Land	7,078
Buildings and Improvements	36,441
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2
Gross Amounts at Which Carried at Close of Period
Land	7,078
Buildings and Improvements	36,443
Total	43,521
Accumulated Depreciation	1,764
Mall At Sierra Vista | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Mall At Sierra Vista | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Mall At Sierra Vista | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Mall of Louisiana
Acquisition Accounting Cost
Encumbrances	234,883
Land	88,742
Buildings and Improvements	319,097
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	43
Gross Amounts at Which Carried at Close of Period
Land	88,742
Buildings and Improvements	319,140
Total	407,882
Accumulated Depreciation	11,941
Mall of Louisiana | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Mall of Louisiana | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Mall of Louisiana | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Mall of The Bluffs
Acquisition Accounting Cost
Encumbrances	25,909
Land	3,839
Buildings and Improvements	12,007
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(205)
Gross Amounts at Which Carried at Close of Period
Land	3,839
Buildings and Improvements	11,802
Total	15,641
Accumulated Depreciation	972
Mall of The Bluffs | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Mall of The Bluffs | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Mall of The Bluffs | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Mall St. Matthews
Acquisition Accounting Cost
Encumbrances	135,695
Land	42,014
Buildings and Improvements	155,809
Costs Capitalized Subsequent to Acquisition
Land	19
Buildings and Improvements	1,389
Gross Amounts at Which Carried at Close of Period
Land	42,033
Buildings and Improvements	157,198
Total	199,231
Accumulated Depreciation	6,829
Mall St. Matthews | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Mall St. Matthews | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Mall St. Matthews | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Mall St. Vincent
Acquisition Accounting Cost
Land	4,604
Buildings and Improvements	21,927
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(340)
Gross Amounts at Which Carried at Close of Period
Land	4,604
Buildings and Improvements	21,587
Total	26,191
Accumulated Depreciation	1,396
Mall St. Vincent | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Mall St. Vincent | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Mall St. Vincent | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Market Place Shopping Center
Acquisition Accounting Cost
Encumbrances	105,240
Land	21,611
Buildings and Improvements	111,515
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,378
Gross Amounts at Which Carried at Close of Period
Land	21,611
Buildings and Improvements	112,893
Total	134,504
Accumulated Depreciation	6,137
Market Place Shopping Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Market Place Shopping Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Market Place Shopping Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Mayfair Mall
Acquisition Accounting Cost
Encumbrances	297,066
Land	84,473
Buildings and Improvements	352,140
Costs Capitalized Subsequent to Acquisition
Land	(79)
Buildings and Improvements	685
Gross Amounts at Which Carried at Close of Period
Land	84,394
Buildings and Improvements	352,825
Total	437,219
Accumulated Depreciation	17,345
Mayfair Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Mayfair Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Mayfair Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Meadows Mall
Acquisition Accounting Cost
Encumbrances	97,462
Land	30,275
Buildings and Improvements	136,846
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	322
Gross Amounts at Which Carried at Close of Period
Land	30,275
Buildings and Improvements	137,168
Total	167,443
Accumulated Depreciation	6,241
Meadows Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Meadows Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Meadows Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Mondawmin Mall
Acquisition Accounting Cost
Encumbrances	72,556
Land	19,707
Buildings and Improvements	63,348
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,405
Gross Amounts at Which Carried at Close of Period
Land	19,707
Buildings and Improvements	67,753
Total	87,460
Accumulated Depreciation	4,102
Mondawmin Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Mondawmin Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Mondawmin Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Newgate Mall
Acquisition Accounting Cost
Encumbrances	38,204
Land	17,856
Buildings and Improvements	70,318
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,487
Gross Amounts at Which Carried at Close of Period
Land	17,856
Buildings and Improvements	72,805
Total	90,661
Accumulated Depreciation	4,688
Newgate Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Newgate Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Newgate Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Newpark Mall
Acquisition Accounting Cost
Encumbrances	67,056
Land	17,848
Buildings and Improvements	57,404
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	857
Gross Amounts at Which Carried at Close of Period
Land	17,848
Buildings and Improvements	58,261
Total	76,109
Accumulated Depreciation	3,797
Newpark Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Newpark Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Newpark Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
North Plains Mall
Acquisition Accounting Cost
Encumbrances	13,160
Land	2,218
Buildings and Improvements	11,768
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	379
Gross Amounts at Which Carried at Close of Period
Land	2,218
Buildings and Improvements	12,147
Total	14,365
Accumulated Depreciation	958
North Plains Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
North Plains Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
North Plains Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
North Point Mall
Acquisition Accounting Cost
Encumbrances	207,212
Land	57,900
Buildings and Improvements	228,517
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,930
Gross Amounts at Which Carried at Close of Period
Land	57,900
Buildings and Improvements	230,447
Total	288,347
Accumulated Depreciation	14,810
North Point Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
North Point Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
North Point Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
North Star Mall
Acquisition Accounting Cost
Encumbrances	217,665
Land	91,135
Buildings and Improvements	392,422
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,097
Gross Amounts at Which Carried at Close of Period
Land	91,135
Buildings and Improvements	395,519
Total	486,654
Accumulated Depreciation	15,252
North Star Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
North Star Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
North Star Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Northridge Fashion Center
Acquisition Accounting Cost
Encumbrances	248,738
Land	66,774
Buildings and Improvements	238,023
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	112
Gross Amounts at Which Carried at Close of Period
Land	66,774
Buildings and Improvements	238,135
Total	304,909
Accumulated Depreciation	11,093
Northridge Fashion Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Northridge Fashion Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Northridge Fashion Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
NorthTown Mall
Acquisition Accounting Cost
Encumbrances	89,565
Land	12,310
Buildings and Improvements	108,857
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	575
Gross Amounts at Which Carried at Close of Period
Land	12,310
Buildings and Improvements	109,432
Total	121,742
Accumulated Depreciation	6,389
NorthTown Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
NorthTown Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
NorthTown Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Oak View Mall
Acquisition Accounting Cost
Encumbrances	84,601
Land	20,390
Buildings and Improvements	107,216
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,673
Gross Amounts at Which Carried at Close of Period
Land	20,390
Buildings and Improvements	108,889
Total	129,279
Accumulated Depreciation	6,406
Oak View Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Oak View Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Oak View Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Oakwood Center
Acquisition Accounting Cost
Encumbrances	90,249
Land	21,105
Buildings and Improvements	74,228
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	149
Gross Amounts at Which Carried at Close of Period
Land	21,105
Buildings and Improvements	74,377
Total	95,482
Accumulated Depreciation	3,278
Oakwood Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Oakwood Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Oakwood Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Oakwood Mall
Acquisition Accounting Cost
Encumbrances	81,592
Land	13,786
Buildings and Improvements	92,114
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	532
Gross Amounts at Which Carried at Close of Period
Land	13,786
Buildings and Improvements	92,646
Total	106,432
Accumulated Depreciation	4,995
Oakwood Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Oakwood Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Oakwood Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Oglethorpe Mall
Acquisition Accounting Cost
Encumbrances	130,229
Land	27,075
Buildings and Improvements	157,100
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,700
Gross Amounts at Which Carried at Close of Period
Land	27,075
Buildings and Improvements	158,800
Total	185,875
Accumulated Depreciation	8,370
Oglethorpe Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Oglethorpe Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Oglethorpe Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Orem Plaza Center Street
Acquisition Accounting Cost
Encumbrances	2,133
Land	1,935
Buildings and Improvements	2,180
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6
Gross Amounts at Which Carried at Close of Period
Land	1,935
Buildings and Improvements	2,186
Total	4,121
Accumulated Depreciation	71
Orem Plaza Center Street | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Orem Plaza Center Street | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Orem Plaza Center Street | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Orem Plaza State Street
Acquisition Accounting Cost
Encumbrances	1,320
Land	1,264
Buildings and Improvements	611
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	52
Gross Amounts at Which Carried at Close of Period
Land	1,264
Buildings and Improvements	663
Total	1,927
Accumulated Depreciation	29
Orem Plaza State Street | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Orem Plaza State Street | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Orem Plaza State Street | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Owings Mills Mall
Acquisition Accounting Cost
Land	24,921
Buildings and Improvements	31,746
Costs Capitalized Subsequent to Acquisition
Land	(22,519)
Buildings and Improvements	(6,202)
Gross Amounts at Which Carried at Close of Period
Land	2,402
Buildings and Improvements	25,544
Total	27,946
Accumulated Depreciation	1,414
Owings Mills Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Owings Mills Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Owings Mills Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Oxmoor Center
Acquisition Accounting Cost
Encumbrances	94,396
Buildings and Improvements	117,814
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	874
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	118,688
Total	118,688
Accumulated Depreciation	5,133
Oxmoor Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Oxmoor Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Oxmoor Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Paramus Park
Acquisition Accounting Cost
Encumbrances	96,729
Land	31,320
Buildings and Improvements	102,054
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,026
Gross Amounts at Which Carried at Close of Period
Land	31,320
Buildings and Improvements	104,080
Total	135,400
Accumulated Depreciation	5,956
Paramus Park | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Paramus Park | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Paramus Park | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Park City Center
Acquisition Accounting Cost
Encumbrances	195,740
Land	42,451
Buildings and Improvements	195,409
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	660
Gross Amounts at Which Carried at Close of Period
Land	42,451
Buildings and Improvements	196,069
Total	238,520
Accumulated Depreciation	5,094
Park City Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Park City Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Park City Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Park Place
Acquisition Accounting Cost
Encumbrances	198,468
Land	61,907
Buildings and Improvements	236,019
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	577
Gross Amounts at Which Carried at Close of Period
Land	61,907
Buildings and Improvements	236,596
Total	298,503
Accumulated Depreciation	9,352
Park Place | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Park Place | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Park Place | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Peachtree Mall
Acquisition Accounting Cost
Encumbrances	82,983
Land	13,855
Buildings and Improvements	92,143
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,187
Gross Amounts at Which Carried at Close of Period
Land	13,855
Buildings and Improvements	94,330
Total	108,185
Accumulated Depreciation	5,843
Peachtree Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Peachtree Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Peachtree Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Pecanland Mall
Acquisition Accounting Cost
Encumbrances	51,551
Land	12,943
Buildings and Improvements	73,231
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,672
Gross Amounts at Which Carried at Close of Period
Land	12,943
Buildings and Improvements	74,903
Total	87,846
Accumulated Depreciation	4,894
Pecanland Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Pecanland Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Pecanland Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Pembroke Lakes Mall
Acquisition Accounting Cost
Encumbrances	122,111
Land	64,883
Buildings and Improvements	254,910
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	322
Gross Amounts at Which Carried at Close of Period
Land	64,883
Buildings and Improvements	255,232
Total	320,115
Accumulated Depreciation	17,140
Pembroke Lakes Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Pembroke Lakes Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Pembroke Lakes Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Pierre Bossier Mall
Acquisition Accounting Cost
Encumbrances	41,440
Land	7,522
Buildings and Improvements	38,247
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(291)
Gross Amounts at Which Carried at Close of Period
Land	7,522
Buildings and Improvements	37,956
Total	45,478
Accumulated Depreciation	1,828
Pierre Bossier Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Pierre Bossier Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Pierre Bossier Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Pine Ridge Mall
Acquisition Accounting Cost
Encumbrances	23,133
Land	7,534
Buildings and Improvements	5,013
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	49
Gross Amounts at Which Carried at Close of Period
Land	7,534
Buildings and Improvements	5,062
Total	12,596
Accumulated Depreciation	726
Pine Ridge Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Pine Ridge Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Pine Ridge Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Pioneer Place
Acquisition Accounting Cost
Encumbrances	112,329
Buildings and Improvements	97,096
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	962
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	98,058
Total	98,058
Accumulated Depreciation	3,712
Pioneer Place | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Pioneer Place | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Pioneer Place | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Plaza 800
Acquisition Accounting Cost
Buildings and Improvements	61
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	336
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	397
Total	397
Accumulated Depreciation	14
Plaza 800 | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Plaza 800 | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Plaza 800 | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Prince Kuhio Plaza
Acquisition Accounting Cost
Encumbrances	33,814
Buildings and Improvements	52,373
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(100)
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	52,273
Total	52,273
Accumulated Depreciation	3,078
Prince Kuhio Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Prince Kuhio Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Prince Kuhio Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Providence Place
Acquisition Accounting Cost
Encumbrances	421,371
Buildings and Improvements	400,893
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,345
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	402,238
Total	402,238
Accumulated Depreciation	16,169
Providence Place | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Providence Place | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Providence Place | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Provo Towne Centre
Acquisition Accounting Cost
Encumbrances	55,422
Land	17,027
Buildings and Improvements	75,871
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(12,949)
Gross Amounts at Which Carried at Close of Period
Land	17,027
Buildings and Improvements	62,922
Total	79,949
Accumulated Depreciation	3,559
Provo Towne Centre | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Provo Towne Centre | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Provo Towne Centre | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Red Cliffs Mall
Acquisition Accounting Cost
Encumbrances	21,986
Land	4,739
Buildings and Improvements	33,357
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(135)
Gross Amounts at Which Carried at Close of Period
Land	4,739
Buildings and Improvements	33,222
Total	37,961
Accumulated Depreciation	1,798
Red Cliffs Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Red Cliffs Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Red Cliffs Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Red Cliffs Plaza
Acquisition Accounting Cost
Land	2,073
Buildings and Improvements	573
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	5
Gross Amounts at Which Carried at Close of Period
Land	2,073
Buildings and Improvements	578
Total	2,651
Accumulated Depreciation	104
Red Cliffs Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Red Cliffs Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Red Cliffs Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Regency Square Mall
Acquisition Accounting Cost
Encumbrances	74,467
Land	14,979
Buildings and Improvements	56,082
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(660)
Gross Amounts at Which Carried at Close of Period
Land	14,979
Buildings and Improvements	55,422
Total	70,401
Accumulated Depreciation	6,066
Regency Square Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Regency Square Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Regency Square Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Ridgedale Center
Acquisition Accounting Cost
Encumbrances	161,139
Land	39,495
Buildings and Improvements	151,090
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,460
Gross Amounts at Which Carried at Close of Period
Land	39,495
Buildings and Improvements	152,550
Total	192,045
Accumulated Depreciation	6,863
Ridgedale Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Ridgedale Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Ridgedale Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
River Falls Mall
Acquisition Accounting Cost
Land	4,464
Buildings and Improvements	12,824
Costs Capitalized Subsequent to Acquisition
Land	(4,464)
Buildings and Improvements	(12,824)
River Falls Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
River Falls Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
River Falls Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
River Hills Mall
Acquisition Accounting Cost
Encumbrances	76,961
Land	16,207
Buildings and Improvements	85,608
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,352
Gross Amounts at Which Carried at Close of Period
Land	16,207
Buildings and Improvements	86,960
Total	103,167
Accumulated Depreciation	4,577
River Hills Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
River Hills Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
River Hills Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
River Pointe Plaza
Acquisition Accounting Cost
Encumbrances	3,303
Land	3,128
Buildings and Improvements	3,509
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6
Gross Amounts at Which Carried at Close of Period
Land	3,128
Buildings and Improvements	3,515
Total	6,643
Accumulated Depreciation	156
River Pointe Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
River Pointe Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
River Pointe Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Riverlands Shopping Center
Acquisition Accounting Cost
Land	2,017
Buildings and Improvements	4,676
Costs Capitalized Subsequent to Acquisition
Land	(2,017)
Buildings and Improvements	(4,676)
Riverlands Shopping Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Riverlands Shopping Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Riverlands Shopping Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Riverside Plaza
Acquisition Accounting Cost
Land	8,128
Buildings and Improvements	9,489
Costs Capitalized Subsequent to Acquisition
Land	(8,128)
Buildings and Improvements	(9,489)
Riverside Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Riverside Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Riverside Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Rivertown Crossings
Acquisition Accounting Cost
Encumbrances	167,829
Land	47,790
Buildings and Improvements	181,770
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,507
Gross Amounts at Which Carried at Close of Period
Land	47,790
Buildings and Improvements	183,277
Total	231,067
Accumulated Depreciation	7,992
Rivertown Crossings | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Rivertown Crossings | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Rivertown Crossings | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Rogue Valley Mall
Acquisition Accounting Cost
Encumbrances	26,575
Land	9,042
Buildings and Improvements	61,558
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,438
Gross Amounts at Which Carried at Close of Period
Land	9,042
Buildings and Improvements	62,996
Total	72,038
Accumulated Depreciation	3,248
Rogue Valley Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Rogue Valley Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Rogue Valley Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Saint Louis Galleria
Acquisition Accounting Cost
Land	21,425
Buildings and Improvements	263,596
Costs Capitalized Subsequent to Acquisition
Land	(21,425)
Buildings and Improvements	(263,596)
Saint Louis Galleria | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Saint Louis Galleria | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Saint Louis Galleria | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Salem Center
Acquisition Accounting Cost
Encumbrances	37,416
Land	5,925
Buildings and Improvements	33,620
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(84)
Gross Amounts at Which Carried at Close of Period
Land	5,925
Buildings and Improvements	33,536
Total	39,461
Accumulated Depreciation	1,742
Salem Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Salem Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Salem Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Sikes Senter
Acquisition Accounting Cost
Encumbrances	49,891
Land	5,915
Buildings and Improvements	34,075
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,467
Gross Amounts at Which Carried at Close of Period
Land	5,915
Buildings and Improvements	35,542
Total	41,457
Accumulated Depreciation	3,097
Sikes Senter | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Sikes Senter | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Sikes Senter | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Silver Lake Mall
Acquisition Accounting Cost
Encumbrances	13,078
Land	3,237
Buildings and Improvements	12,914
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	33
Gross Amounts at Which Carried at Close of Period
Land	3,237
Buildings and Improvements	12,947
Total	16,184
Accumulated Depreciation	730
Silver Lake Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Silver Lake Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Silver Lake Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Sooner Mall
Acquisition Accounting Cost
Encumbrances	57,721
Land	9,902
Buildings and Improvements	69,570
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,744
Gross Amounts at Which Carried at Close of Period
Land	9,902
Buildings and Improvements	72,314
Total	82,216
Accumulated Depreciation	3,599
Sooner Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Sooner Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Sooner Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Southlake Mall
Acquisition Accounting Cost
Encumbrances	91,708
Land	19,263
Buildings and Improvements	68,607
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	166
Gross Amounts at Which Carried at Close of Period
Land	19,263
Buildings and Improvements	68,773
Total	88,036
Accumulated Depreciation	5,439
Southlake Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Southlake Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Southlake Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Southland Center
Acquisition Accounting Cost
Land	13,698
Buildings and Improvements	51,861
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(666)
Gross Amounts at Which Carried at Close of Period
Land	13,698
Buildings and Improvements	51,195
Total	64,893
Accumulated Depreciation	2,234
Southland Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Southland Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Southland Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Southland Mall
Acquisition Accounting Cost
Encumbrances	72,908
Land	23,407
Buildings and Improvements	81,474
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	6,386
Gross Amounts at Which Carried at Close of Period
Land	23,407
Buildings and Improvements	87,860
Total	111,267
Accumulated Depreciation	4,889
Southland Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Southland Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Southland Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Southshore Mall
Acquisition Accounting Cost
Land	460
Buildings and Improvements	316
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	71
Gross Amounts at Which Carried at Close of Period
Land	460
Buildings and Improvements	387
Total	847
Accumulated Depreciation	147
Southshore Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Southshore Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Southshore Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Southwest Plaza
Acquisition Accounting Cost
Encumbrances	106,375
Land	19,024
Buildings and Improvements	76,453
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	95
Gross Amounts at Which Carried at Close of Period
Land	19,024
Buildings and Improvements	76,548
Total	95,572
Accumulated Depreciation	5,188
Southwest Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Southwest Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Southwest Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Spokane Valley Mall
Acquisition Accounting Cost
Encumbrances	52,431
Land	14,328
Buildings and Improvements	83,706
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(9,930)
Gross Amounts at Which Carried at Close of Period
Land	14,328
Buildings and Improvements	73,776
Total	88,104
Accumulated Depreciation	3,514
Spokane Valley Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Spokane Valley Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Spokane Valley Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Spokane Valley Plaza
Acquisition Accounting Cost
Land	2,488
Buildings and Improvements	16,503
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(2,122)
Gross Amounts at Which Carried at Close of Period
Land	2,488
Buildings and Improvements	14,381
Total	16,869
Accumulated Depreciation	697
Spokane Valley Plaza | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Spokane Valley Plaza | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Spokane Valley Plaza | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Spring Hill Mall
Acquisition Accounting Cost
Encumbrances	52,611
Land	8,219
Buildings and Improvements	23,679
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(53)
Gross Amounts at Which Carried at Close of Period
Land	8,219
Buildings and Improvements	23,626
Total	31,845
Accumulated Depreciation	1,803
Spring Hill Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Spring Hill Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Spring Hill Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Staten Island Mall
Acquisition Accounting Cost
Encumbrances	282,198
Land	102,227
Buildings and Improvements	375,612
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,496
Gross Amounts at Which Carried at Close of Period
Land	102,227
Buildings and Improvements	378,108
Total	480,335
Accumulated Depreciation	20,017
Staten Island Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Staten Island Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Staten Island Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Steeplegate Mall
Acquisition Accounting Cost
Encumbrances	66,434
Land	11,438
Buildings and Improvements	42,032
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	264
Gross Amounts at Which Carried at Close of Period
Land	11,438
Buildings and Improvements	42,296
Total	53,734
Accumulated Depreciation	2,481
Steeplegate Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Steeplegate Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Steeplegate Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Stonestown Galleria
Acquisition Accounting Cost
Encumbrances	216,093
Land	65,962
Buildings and Improvements	203,043
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(705)
Gross Amounts at Which Carried at Close of Period
Land	65,962
Buildings and Improvements	202,338
Total	268,300
Accumulated Depreciation	8,425
Stonestown Galleria | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Stonestown Galleria | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Stonestown Galleria | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Boulevard Mall
Acquisition Accounting Cost
Encumbrances	81,895
Land	34,523
Buildings and Improvements	46,428
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	851
Gross Amounts at Which Carried at Close of Period
Land	34,523
Buildings and Improvements	47,279
Total	81,802
Accumulated Depreciation	4,340
The Boulevard Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Boulevard Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Boulevard Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Crossroads
Acquisition Accounting Cost
Land	20,261
Buildings and Improvements	95,463
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(40)
Gross Amounts at Which Carried at Close of Period
Land	20,261
Buildings and Improvements	95,423
Total	115,684
Accumulated Depreciation	7,296
The Crossroads | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Crossroads | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Crossroads | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Gallery At Harborplace
Acquisition Accounting Cost
Encumbrances	77,778
Land	15,930
Buildings and Improvements	112,117
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,076
Gross Amounts at Which Carried at Close of Period
Land	15,930
Buildings and Improvements	113,193
Total	129,123
Accumulated Depreciation	5,328
The Gallery At Harborplace | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Gallery At Harborplace | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Gallery At Harborplace | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Grand Canal Shoppes
Acquisition Accounting Cost
Encumbrances	370,823
Land	49,785
Buildings and Improvements	716,625
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(715)
Gross Amounts at Which Carried at Close of Period
Land	49,785
Buildings and Improvements	715,910
Total	765,695
Accumulated Depreciation	25,307
The Grand Canal Shoppes | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Grand Canal Shoppes | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Grand Canal Shoppes | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Maine Mall
Acquisition Accounting Cost
Encumbrances	200,706
Land	36,205
Buildings and Improvements	238,067
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,464
Gross Amounts at Which Carried at Close of Period
Land	36,205
Buildings and Improvements	239,531
Total	275,736
Accumulated Depreciation	11,253
The Maine Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Maine Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Maine Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Mall In Columbia
Acquisition Accounting Cost
Encumbrances	402,438
Land	124,540
Buildings and Improvements	479,171
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	839
Gross Amounts at Which Carried at Close of Period
Land	124,540
Buildings and Improvements	480,010
Total	604,550
Accumulated Depreciation	18,353
The Mall In Columbia | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Mall In Columbia | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Mall In Columbia | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Parks at Arlington
Acquisition Accounting Cost
Encumbrances	183,116
Land	19,807
Buildings and Improvements	299,708
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	1,315
Gross Amounts at Which Carried at Close of Period
Land	19,807
Buildings and Improvements	301,023
Total	320,830
Accumulated Depreciation	12,018
The Parks at Arlington | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Parks at Arlington | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Parks at Arlington | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Pines
Acquisition Accounting Cost
Land	331
Buildings and Improvements	1,631
Costs Capitalized Subsequent to Acquisition
Land	(331)
Buildings and Improvements	(1,631)
The Pines | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Pines | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Pines | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Shoppes at Buckland
Acquisition Accounting Cost
Encumbrances	155,358
Land	35,180
Buildings and Improvements	146,474
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(218)
Gross Amounts at Which Carried at Close of Period
Land	35,180
Buildings and Improvements	146,256
Total	181,436
Accumulated Depreciation	8,241
The Shoppes at Buckland | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Shoppes at Buckland | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Shoppes at Buckland | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Shoppes at the Palazzo
Acquisition Accounting Cost
Encumbrances	241,282
Buildings and Improvements	290,826
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(1,028)
Gross Amounts at Which Carried at Close of Period
Buildings and Improvements	289,798
Total	289,798
Accumulated Depreciation	9,555
The Shoppes at the Palazzo | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Shoppes at the Palazzo | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Shoppes at the Palazzo | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Shops At Fallen Timbers
Acquisition Accounting Cost
Encumbrances	46,969
Land	3,785
Buildings and Improvements	31,771
Costs Capitalized Subsequent to Acquisition
Land	(23)
Buildings and Improvements	1,249
Gross Amounts at Which Carried at Close of Period
Land	3,762
Buildings and Improvements	33,020
Total	36,782
Accumulated Depreciation	1,806
The Shops At Fallen Timbers | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Shops At Fallen Timbers | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Shops At Fallen Timbers | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Shops At La Cantera
Acquisition Accounting Cost
Encumbrances	170,436
Land	80,016
Buildings and Improvements	350,737
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	16,699
Gross Amounts at Which Carried at Close of Period
Land	80,016
Buildings and Improvements	367,436
Total	447,452
Accumulated Depreciation	13,492
The Shops At La Cantera | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Shops At La Cantera | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Shops At La Cantera | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Streets At SouthPoint
Acquisition Accounting Cost
Encumbrances	228,970
Land	66,045
Buildings and Improvements	242,189
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,183
Gross Amounts at Which Carried at Close of Period
Land	66,045
Buildings and Improvements	254,372
Total	320,417
Accumulated Depreciation	22,869
The Streets At SouthPoint | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Streets At SouthPoint | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Streets At SouthPoint | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Village Of Cross Keys
Acquisition Accounting Cost
Land	8,425
Buildings and Improvements	26,651
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	922
Gross Amounts at Which Carried at Close of Period
Land	8,425
Buildings and Improvements	27,573
Total	35,998
Accumulated Depreciation	2,753
The Village Of Cross Keys | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Village Of Cross Keys | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Village Of Cross Keys | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
The Woodlands Mall
Acquisition Accounting Cost
Encumbrances	268,047
Land	84,889
Buildings and Improvements	349,315
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	479
Gross Amounts at Which Carried at Close of Period
Land	84,889
Buildings and Improvements	349,794
Total	434,683
Accumulated Depreciation	13,614
The Woodlands Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
The Woodlands Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
The Woodlands Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Three Rivers Mall
Acquisition Accounting Cost
Encumbrances	18,834
Land	2,080
Buildings and Improvements	11,142
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	593
Gross Amounts at Which Carried at Close of Period
Land	2,080
Buildings and Improvements	11,735
Total	13,815
Accumulated Depreciation	1,057
Three Rivers Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Three Rivers Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Three Rivers Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Town East Mall
Acquisition Accounting Cost
Encumbrances	94,703
Land	9,928
Buildings and Improvements	168,555
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	4,309
Gross Amounts at Which Carried at Close of Period
Land	9,928
Buildings and Improvements	172,864
Total	182,792
Accumulated Depreciation	7,257
Town East Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Town East Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Town East Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Tucson Mall
Acquisition Accounting Cost
Encumbrances	112,014
Land	2,071
Buildings and Improvements	193,815
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	91,381
Gross Amounts at Which Carried at Close of Period
Land	2,071
Buildings and Improvements	285,196
Total	287,267
Accumulated Depreciation	18,054
Tucson Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Tucson Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Tucson Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Twin Falls Crossing
Acquisition Accounting Cost
Land	1,680
Buildings and Improvements	2,770
Costs Capitalized Subsequent to Acquisition
Land	(1,680)
Buildings and Improvements	(2,770)
Twin Falls Crossing | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Twin Falls Crossing | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Twin Falls Crossing | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Tysons Galleria
Acquisition Accounting Cost
Encumbrances	260,459
Land	90,317
Buildings and Improvements	351,005
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	2,208
Gross Amounts at Which Carried at Close of Period
Land	90,317
Buildings and Improvements	353,213
Total	443,530
Accumulated Depreciation	12,502
Tysons Galleria | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Tysons Galleria | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Tysons Galleria | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
University Crossing
Acquisition Accounting Cost
Encumbrances	4,769
Land	8,170
Buildings and Improvements	16,886
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(84)
Gross Amounts at Which Carried at Close of Period
Land	8,170
Buildings and Improvements	16,802
Total	24,972
Accumulated Depreciation	862
University Crossing | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
University Crossing | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
University Crossing | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Valley Hills Mall
Acquisition Accounting Cost
Encumbrances	52,110
Land	10,047
Buildings and Improvements	61,817
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	422
Gross Amounts at Which Carried at Close of Period
Land	10,047
Buildings and Improvements	62,239
Total	72,286
Accumulated Depreciation	3,438
Valley Hills Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Valley Hills Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Valley Hills Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Valley Plaza Mall
Acquisition Accounting Cost
Encumbrances	84,899
Land	38,964
Buildings and Improvements	211,930
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(878)
Gross Amounts at Which Carried at Close of Period
Land	38,964
Buildings and Improvements	211,052
Total	250,016
Accumulated Depreciation	9,945
Valley Plaza Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Valley Plaza Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Valley Plaza Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Visalia Mall
Acquisition Accounting Cost
Encumbrances	36,402
Land	11,912
Buildings and Improvements	80,185
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(58)
Gross Amounts at Which Carried at Close of Period
Land	11,912
Buildings and Improvements	80,127
Total	92,039
Accumulated Depreciation	3,396
Visalia Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Visalia Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Visalia Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Vista Commons
Acquisition Accounting Cost
Land	6,348
Buildings and Improvements	13,110
Costs Capitalized Subsequent to Acquisition
Land	(6,348)
Buildings and Improvements	(13,110)
Vista Commons | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Vista Commons | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Vista Commons | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Vista Ridge Mall
Acquisition Accounting Cost
Encumbrances	74,066
Land	15,965
Buildings and Improvements	34,105
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	12,387
Gross Amounts at Which Carried at Close of Period
Land	15,965
Buildings and Improvements	46,492
Total	62,457
Accumulated Depreciation	3,253
Vista Ridge Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Vista Ridge Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Vista Ridge Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Washington Park Mall
Acquisition Accounting Cost
Encumbrances	10,451
Land	1,388
Buildings and Improvements	8,213
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	73
Gross Amounts at Which Carried at Close of Period
Land	1,388
Buildings and Improvements	8,286
Total	9,674
Accumulated Depreciation	730
Washington Park Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Washington Park Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Washington Park Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
West Oaks Mall
Acquisition Accounting Cost
Encumbrances	64,757
Land	20,278
Buildings and Improvements	55,607
Costs Capitalized Subsequent to Acquisition
Land	(12,692)
Buildings and Improvements	(36,175)
Gross Amounts at Which Carried at Close of Period
Land	7,586
Buildings and Improvements	19,432
Total	27,018
Accumulated Depreciation	1
West Oaks Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
West Oaks Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
West Oaks Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
West Valley Mall
Acquisition Accounting Cost
Encumbrances	48,437
Land	31,340
Buildings and Improvements	38,316
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,612
Gross Amounts at Which Carried at Close of Period
Land	31,340
Buildings and Improvements	41,928
Total	73,268
Accumulated Depreciation	3,080
West Valley Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
West Valley Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
West Valley Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Westlake Center
Acquisition Accounting Cost
Encumbrances	4,487
Land	19,055
Buildings and Improvements	129,295
Costs Capitalized Subsequent to Acquisition
Land	(14,819)
Buildings and Improvements	(98,703)
Gross Amounts at Which Carried at Close of Period
Land	4,236
Buildings and Improvements	30,592
Total	34,828
Accumulated Depreciation	1,418
Westlake Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Westlake Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Westlake Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Westwood Mall
Acquisition Accounting Cost
Encumbrances	27,019
Land	5,708
Buildings and Improvements	28,006
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	171
Gross Amounts at Which Carried at Close of Period
Land	5,708
Buildings and Improvements	28,177
Total	33,885
Accumulated Depreciation	1,675
Westwood Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Westwood Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Westwood Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
White Marsh Mall
Acquisition Accounting Cost
Encumbrances	178,935
Land	43,880
Buildings and Improvements	177,194
Costs Capitalized Subsequent to Acquisition
Land	4,125
Buildings and Improvements	3,989
Gross Amounts at Which Carried at Close of Period
Land	48,005
Buildings and Improvements	181,183
Total	229,188
Accumulated Depreciation	10,151
White Marsh Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
White Marsh Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
White Marsh Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
White Mountain Mall
Acquisition Accounting Cost
Encumbrances	10,596
Land	3,010
Buildings and Improvements	11,311
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	466
Gross Amounts at Which Carried at Close of Period
Land	3,010
Buildings and Improvements	11,777
Total	14,787
Accumulated Depreciation	1,274
White Mountain Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
White Mountain Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
White Mountain Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Willowbrook
Acquisition Accounting Cost
Encumbrances	162,852
Land	110,660
Buildings and Improvements	419,822
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	3,175
Gross Amounts at Which Carried at Close of Period
Land	110,660
Buildings and Improvements	422,997
Total	533,657
Accumulated Depreciation	20,093
Willowbrook | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Willowbrook | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Willowbrook | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Woodbridge Center
Acquisition Accounting Cost
Encumbrances	191,054
Land	67,825
Buildings and Improvements	242,744
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	8,830
Gross Amounts at Which Carried at Close of Period
Land	67,825
Buildings and Improvements	251,574
Total	319,399
Accumulated Depreciation	10,913
Woodbridge Center | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Woodbridge Center | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Woodbridge Center | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Woodlands Village
Acquisition Accounting Cost
Encumbrances	6,040
Land	3,624
Buildings and Improvements	12,960
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(55)
Gross Amounts at Which Carried at Close of Period
Land	3,624
Buildings and Improvements	12,905
Total	16,529
Accumulated Depreciation	869
Woodlands Village | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Woodlands Village | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Woodlands Village | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Yellowstone Square
Acquisition Accounting Cost
Land	2,625
Buildings and Improvements	1,163
Costs Capitalized Subsequent to Acquisition
Land	(2,625)
Buildings and Improvements	(1,163)
Yellowstone Square | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Yellowstone Square | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Yellowstone Square | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10
Office, other and development in progress
Acquisition Accounting Cost
Encumbrances	2,013,447
Land	165,478
Buildings and Improvements	542,790
Costs Capitalized Subsequent to Acquisition
Land	(46,364)
Buildings and Improvements	(71,688)
Gross Amounts at Which Carried at Close of Period
Land	119,114
Buildings and Improvements	471,102
Total	590,216
Accumulated Depreciation	30,617
Properties Held For Disposition
Acquisition Accounting Cost
Encumbrances	85,961
Land	25,191
Buildings and Improvements	83,568
Costs Capitalized Subsequent to Acquisition
Buildings and Improvements	(20)
Gross Amounts at Which Carried at Close of Period
Land	25,191
Buildings and Improvements	83,548
Total	108,739
Accumulated Depreciation	1,572
Grand Traverse Mall
Acquisition Accounting Cost
Encumbrances	72,453
Land	9,269
Buildings and Improvements	59,307
Gross Amounts at Which Carried at Close of Period
Land	9,269
Buildings and Improvements	59,307
Total	68,576
Accumulated Depreciation	414
Grand Traverse Mall | Buildings and improvements
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	45
Grand Traverse Mall | Equipment and fixtures | Minimum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	5
Grand Traverse Mall | Equipment and fixtures | Maximum
Gross Amounts at Which Carried at Close of Period
Life Upon Which Latest Income Statement is Computed	10